Note 15 - Retirement Fund and Profit Sharing Plan	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Retirement Benefits [Text Block]
15.	RETIREMENT FUND AND PROFIT SHARING PLAN

The Company maintains the Bel Fuse Inc. Employees' Savings Plan, a defined contribution plan that is intended to meet the applicable requirements for tax-qualification under sections 401(a) and (k) of the Internal Revenue Code of 1986, as amended (the "Code"). The Employees' Savings Plan allows eligible employees to voluntarily contribute a percentage of their eligible compensation, subject to Code limitations, which contributions are matched by the Company in an amount equal to 100% of the first 1% of compensation contributed by participants, and 50% of the next 5% of compensation contributed by participants. The Company's matching contribution is made in the form of Bel Fuse Inc. Class A common stock. Prior to January 1, 2012, the Company's matching and profit sharing contributions were made in the form of shares of Bel Fuse Inc. Class A and Class B common stock. The expense for each of the years ended December 31, 2025, 2024 and 2023 amounted to $1.5 million, $1.4 million and $1.3 million, respectively. As of December 31, 2025, the plan owned approximately 231,162 shares and 46,531 shares of Bel Fuse Inc. Class A and Class B common stock, respectively.

The Company also maintains a Nonqualified Deferred Compensation Plan (the "DCP"). With certain exceptions, the Company's contributions to the DCP are discretionary and become fully vested by the participants upon reaching age 65. The expense for the years ended December 31, 2025, 2024 and 2023 amounted to $0.2 million, $0.2 million and $0.2 million, respectively. As the plan is fully funded, the assets and liabilities related to the DCP were in equal amounts of $1.7 million at December 31, 2025 and $1.3 million at December 31, 2024. These amounts are included in other assets and other liabilities, respectively, on the accompanying consolidated balance sheets as of each date.

The Company's subsidiaries in Asia have a retirement fund covering substantially all of their Hong Kong based full-time employees. Eligible employees contribute up to 5% of salary to the fund. In addition, the Company must contribute a minimum of 5% of eligible salary, as determined by Hong Kong government regulations. The Company currently contributes 7% of eligible salary in cash. The expense for the years ended December 31, 2025, 2024 and 2023 amounted to approximately $0.3 million, $0.3 million and $1.5 million, respectively.

The Company maintains a SERP (sometimes referenced in this discussion as the “Plan”), which is designed to provide a limited group of key management and other key employees of the Company with supplemental retirement and death benefits. Participants in the SERP are selected by the Compensation Committee of the Board of Directors. The SERP initially became effective in 2002 and was amended and restated in April 2007 to conform with applicable requirements of Section 409A of the Internal Revenue Code and to modify the provisions regarding benefits payable in connection with a change in control of the Company. The Plan is unfunded. Benefits under the SERP are payable from the general assets of the Company, but the Company has established a rabbi trust which includes certain life insurance policies in effect on participants as well as other investments to partially cover the Company's obligations under the Plan. See Note 7, "Other Assets," for further information on these assets.

The benefits available under the SERP vary according to when and how the participant terminates employment with the Company. If a participant retires (with the prior written consent of the Company) on his normal retirement date (65 years old, 20 years of service, and 5 years of Plan participation), his normal retirement benefit under the Plan would be annual payments equal to 40% of his average base compensation (calculated using compensation from the highest five consecutive calendar years of Plan participation), payable in monthly installments for the remainder of his life. If a participant retires early from the Company (55 years old, 20 years of service, and five years of Plan participation), his early retirement benefit under the Plan would be an amount (i) calculated as if his early retirement date were in fact his normal retirement date, (ii) multiplied by a fraction, with the numerator being the actual years of service the participant has with the Company and the denominator being the years of service the participant would have had if he had retired at age 65, and (iii) actuarially reduced to reflect the early retirement date. If a participant dies prior to receiving 120 monthly payments under the Plan, his beneficiary would be entitled to continue receiving benefits for the shorter of (i) the time necessary to complete 120 monthly payments or (ii) 60 months. If a participant dies while employed by the Company, his beneficiary would receive, as a survivor benefit, an annual amount equal to (i) 100% of the participant's annual base salary at date of death for one year, and (ii) 50% of the participant's annual base salary at date of death for each of the following four years, each payable in monthly installments. The Plan also provides for disability benefits, and a forfeiture of benefits if a participant terminates employment for reasons other than those contemplated under the Plan. The expense related to the Plan for the years ended December 31, 2025, 2024 and 2023 amounted to $1.1 million, $1.4 million and $1.3 million, respectively.

Net Periodic Benefit Cost

The net periodic benefit cost related to the SERP consisted of the following components during the years ended December 31, 2025, 2024 and 2023:

	Years Ended December 31,
	2025	2024	2023
Service Cost	$284	$395	$369
Interest Cost	961	903	886
Net amortization	(141)	79	71
Net periodic benefit cost	$1,104	$1,377	$1,326

The service cost component of net benefit cost is presented within cost of sales or selling, general and administrative expense on the accompanying consolidated statements of operations, in accordance with where compensation cost for the related associate is reported. All other components of net benefit cost, including interest cost and net amortization noted above, are presented within other income/expense, net in the accompanying consolidated statements of operations.

Obligations and Funded Status

Summarized information related to the SERP about the changes in Plan assets and benefit obligation, the funded status and the amounts recorded at  December 31, 2025 and 2024 are as follows:

	Years Ended December 31,
	2025	2024
Fair value of Plan assets, January 1	$-	$-
Company contributions	1,012	775
Benefits paid	(1,012)	(775)
Fair value of Plan assets, December 31	$-	$-
Benefit obligation, January 1	$18,039	$19,484
Service cost	284	395
Interest cost	961	903
Benefits paid	(1,012)	(775)
Actuarial loss (gain)	639	(1,968)
Benefit obligation, December 31	$18,911	$18,039
Underfunded status, December 31	$(18,911)	$(18,039)

The Company has recorded the 2025 and 2024 underfunded status as a long-term liability on the consolidated balance sheets. The accumulated benefit obligation for the SERP was $18.0 million as of  December 31, 2025 and $17.2 million as of December 31, 2024. The aforementioned company-owned life insurance policies and marketable securities held in a rabbi trust had a combined value of $18.4 million and $17.0 million at December 31, 2025 and 2024, respectively. See Note 7, "Other Assets," for additional information on these investments.

The estimated net loss and prior service cost for the SERP that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year is $0.1 million. The Company expects to make contributions of $1.1 million to the SERP in 2026. The Company had no net transition assets or obligations recognized as an adjustment to other comprehensive income and does not anticipate any Plan assets being returned to the Company during 2026, as the Plan has no assets.

The following benefit payments, which reflect expected future service, are expected to be paid:

Years Ending
December 31,
2026	$1,143
2027	1,212
2028	1,304
2029	1,319
2030	1,360
2031 - 2035	7,379

The following gross amounts are recognized net of tax in accumulated other comprehensive loss:

	December 31,
	2025	2024	2023
Prior service cost	$55	$132	$212
Net loss	(3,085)	(3,303)	(1,336)
	$(3,030)	$(3,171)	$(1,124)

Actuarial Assumptions

The weighted average assumptions used in determining the periodic net cost and benefit obligation information related to the SERP are as follows:

	Years Ended December 31,
	2025	2024	2023
Net periodic benefit cost:
Discount rate	5.50%	4.75%	5.00%
Rate of compensation increase	2.50%	2.50%	2.50%
Benefit obligation:
Discount rate	5.25%	5.50%	4.75%
Rate of compensation increase	2.50%	2.50%	2.50%